Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	MFS® SERIES TRUST V
Entity Central Index Key	0000200489
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 25, 2024
Document Effective Date	Jan. 26, 2024
Prospectus Date	Jan. 26, 2024
MFS International New Discovery Fund | A
Prospectus:
Trading Symbol	MIDAX
MFS International New Discovery Fund | R4
Prospectus:
Trading Symbol	MIDJX
MFS International New Discovery Fund | B
Prospectus:
Trading Symbol	MIDBX
MFS International New Discovery Fund | C
Prospectus:
Trading Symbol	MIDCX
MFS International New Discovery Fund | I
Prospectus:
Trading Symbol	MWNIX
MFS International New Discovery Fund | R1
Prospectus:
Trading Symbol	MIDGX
MFS International New Discovery Fund | R2
Prospectus:
Trading Symbol	MIDRX
MFS International New Discovery Fund | R3
Prospectus:
Trading Symbol	MIDHX
MFS International New Discovery Fund | R6
Prospectus:
Trading Symbol	MIDLX
MFS Research Fund | A
Prospectus:
Trading Symbol	MFRFX
MFS Research Fund | R4
Prospectus:
Trading Symbol	MFRJX
MFS Research Fund | B
Prospectus:
Trading Symbol	MFRBX
MFS Research Fund | C
Prospectus:
Trading Symbol	MFRCX
MFS Research Fund | I
Prospectus:
Trading Symbol	MRFIX
MFS Research Fund | R1
Prospectus:
Trading Symbol	MFRLX
MFS Research Fund | R2
Prospectus:
Trading Symbol	MSRRX
MFS Research Fund | R3
Prospectus:
Trading Symbol	MFRHX
MFS Research Fund | R6
Prospectus:
Trading Symbol	MFRKX
MFS Total Return Fund | A
Prospectus:
Trading Symbol	MSFRX
MFS Total Return Fund | R4
Prospectus:
Trading Symbol	MSFJX
MFS Total Return Fund | B
Prospectus:
Trading Symbol	MTRBX
MFS Total Return Fund | C
Prospectus:
Trading Symbol	MTRCX
MFS Total Return Fund | I
Prospectus:
Trading Symbol	MTRIX
MFS Total Return Fund | R1
Prospectus:
Trading Symbol	MSFFX
MFS Total Return Fund | R2
Prospectus:
Trading Symbol	MTRRX
MFS Total Return Fund | R3
Prospectus:
Trading Symbol	MSFHX
MFS Total Return Fund | R6
Prospectus:
Trading Symbol	MSFKX